2. PROPERTY AND EQUIPMENT (March 2018 Note) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Property and equipment, gross	$ 205,720	$ 163,039	$ 158,994
Accumulated depreciation and amortization	48,597	35,536	17,914
Property and equipment, net	157,123	127,503	141,080
Software Development [Member]
Property and equipment, gross	$ 169,234	$ 152,000	152,000
Estimated service lives	10 years	10 years
Furniture and Fixtures [Member]
Property and equipment, gross	$ 36,485	$ 11,039	$ 6,994
Estimated service lives	2 to 5 years	2 to 5 years